Subsequent Events	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Subsequent Events

18.	Subsequent Events

On October 5, 2012, the Company issued an additional $200.0 million of senior secured notes (the “notes”). The notes were issued under the same indenture that governs the $1.1 billion of senior secured notes which were previously issued in October 2010. The notes have an aggregate principal value of $200.0 million were issued at 101.0% of par value, bear interest at a rate of 9.25% with semi-annual interest payments on April 15 and October 15 and mature on October 15, 2020. The net proceeds from the issuance have been used to repay the Company’s borrowings under its revolving credit facility.

28.	Subsequent events:

On June 12, 2012, the Company committed to acquire 10 AW139 helicopters from AgustaWestland to be delivered between October 2012 and September 2014. In addition, the Company has options to acquire 16 additional AW139 helicopters.

On June 13, 2012, the Company exercised the option to acquire two additional EC225’s from Eurocopter in addition to the twenty helicopters the Company committed to acquire in fiscal 2012.